Leases (Tables)	12 Months Ended
Dec. 31, 2022
Leases
Summary of supplemental information related to operating leases
A summary of supplemental information related to operating leases as of December 31, 2021 and 2022 is as follows:

	As of December 31,
	2021	2022

	(RMB in millions)
Operating lease ROU assets	19,987	22,267
Operating lease liabilities-current	6,665	7,688
Operating lease liabilities-non-current	13,721	14,978

Total operating lease liabilities	20,386	22,666

Weighted average remaining lease term	5.6 years	5.4 years
Weighted average discount rate	5.0%	5.0%

Summary of lease cost recognized and supplemental cash flow information related to operating leases
A summary of lease cost recognized in the Group’s consolidated statements of operations and comprehensive income/(loss) and supplemental cash flow information related to operating leases is as follows:

	For the year ended December 31,
	2020	2021	2022

	(RMB in millions)
Operating lease cost	4,903	6,763	7,951
Short-term lease cost	1,902	2,782	3,181

Total	6,805	9,545	11,132

Cash paid for operating leases	4,801	6,715	7,915

Summary of maturity of lease liabilities
A summary of maturity of operating lease liabilities under the Group’s non-cancelable
operating leases as of December 31, 2022 is as follows:

As of December 31, 2022
(RMB in millions)
2023	7,885
2024	5,322
2025	3,417
2026	2,278
2027	1,633
2028 and thereafter	5,298

Total lease payments	25,833
Less: interest	(3,167)

Present value of operating lease liabilities	22,666